Segment Information	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Segment Reporting [Abstract]
Segment Information

NOTE 14. SEGMENT INFORMATION

Our operations are principally managed on a products and services basis, and the Medical Systems and Procedural Solutions segments focus primarily on our medical equipment business lines and disposable products business lines, respectively.

We report segment information based on the management approach. The management approach designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), for making decisions and assessing performance as the source of our reportable segments. The CODM is our Chief Executive Officer. The CODM allocates resources to and assesses the performance of each operating segment using information about its revenues and operating income (loss) before interest and taxes. We have determined our reportable segments as follows based on the information used by the CODM.

Medical Systems. The Medical Systems segment is organized around our medical equipment business lines. Within the Medical Systems segment, we operate our Dispensing Technologies, Infusion Systems and Respiratory Technologies business lines. The Dispensing Technologies business line includes equipment and related services for medication and supply dispensing. The Infusion Systems business line includes infusion pumps and dedicated disposable infusion sets and accessories. The Respiratory Technologies business line includes respiratory ventilators and dedicated disposable ventilator circuits and accessories, as well as our respiratory diagnostics products. We also include our data mining surveillance service business within the Medical Systems segment, which we report as “Other.”

Procedural Solutions. The Procedural Solutions segment is organized around our disposable products and reusable surgical instruments business lines. Within the Procedural Solutions segment, we operate our Infection Prevention, Medical Specialties and Specialty Disposables business lines. The Infection Prevention business line includes single-use skin antiseptic and other patient-preparation products and non-dedicated disposable IV infusion administration sets and accessories. The Medical Specialties business line includes interventional specialty products used for biopsy, drainage and other procedures, as well as reusable surgical instruments. The Specialty Disposables business line includes non-dedicated disposable ventilator circuits and oxygen masks used in respiratory therapy.

We evaluate the performance of our operating segments based upon, among other things, segment profit. Segment profit is segment revenue less segment cost of products sold, Selling, General and Administrative (“SG&A”) expenses, research and development expenses and restructuring and acquisition integration charges. With the exception of testing for goodwill impairment, we do not identify or allocate assets by operating segment; accordingly, certain segment related disclosures with respect to assets have been omitted. See note 6.

The following table presents information about our reportable segments for the quarters ended September 30, 2013 and 2012:

(in millions)	Medical Systems	Procedural Solutions	Total
September 30, 2013:
External Revenues	$524	$306	$830
Depreciation and Amortization	32	14	46
Operating Income	74	42	116

September 30, 2012:
External Revenues	$551	$286	$837
Depreciation and Amortization	32	13	45
Operating Income	102	41	143

The following table presents revenue and net property and equipment by geographic area:

	Revenue		Property and Equipment, Net
	Quarters Ended September 30,		As of September 30,	As of June 30,
(in millions)	2013	2012	2013	2013
United States	$649	$663	$303	$304
International	181	174	103	105

Total	$830	$837	$406	$409

The following table presents the revenue information for select business lines within each of our reportable segments for the quarters ended September 30, 2013 and 2012:

	Quarters Ended September 30,
(in millions)	2013	2012
Medical Systems
Dispensing Technologies	$211	$244
Infusion Systems	219	203
Respiratory Technologies	88	97
Other	6	7

Total Medical Systems	$524	$551

Procedural Solutions
Infection Prevention	$149	$144
Medical Specialties	89	80
Specialty Disposables	68	62

Total Procedural Solutions	$306	$286
Total CareFusion	$830	$837

NOTE 16. SEGMENT INFORMATION

As discussed in note 1, in order to better align our operating and reportable segments with the manner in which we organize our business, commencing in the quarter ended September 30, 2011, we re-segmented our business into two new segments: Medical Systems and Procedural Solutions. Additionally, during the quarter ended September 30, 2012, we reclassified our respiratory diagnostics products from the Procedural Solutions segment into the Medical Systems segment within the Respiratory Technologies business line. Our operations are principally managed on a products and services basis, and the Medical Systems and Procedural Solutions segments focus primarily on our medical equipment business lines and disposable products business lines, respectively. Financial information for all periods presented have been reclassified to reflect these changes to our operating and reportable segments.

We report segment information based on the management approach. The management approach designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), for making decisions and assessing performance as the source of our reportable segments. The CODM is our Chief Executive Officer. The CODM allocates resources to and assesses the performance of each operating segment using information about its revenues and operating income (loss) before interest and taxes. We have determined our reportable segments as follows based on the information used by the CODM.

Medical Systems.    The Medical Systems segment is organized around our medical equipment business lines. Within the Medical Systems segment, we operate our Dispensing Technologies, Infusion Systems and Respiratory Technologies business lines. The Dispensing Technologies business line includes equipment and related services for medication and supply dispensing. The Infusion Systems business line includes infusion pumps and dedicated disposable infusion sets and accessories. The Respiratory Technologies business line includes respiratory ventilators and dedicated disposable ventilator circuits and accessories, as well as our respiratory diagnostics products. We also include our data mining surveillance service business within the Medical Systems segment, which we report as “Other.”

Procedural Solutions.    The Procedural Solutions segment is organized around our disposable products and reusable surgical instruments business lines. Within the Procedural Solutions segment, we operate our Infection Prevention, Medical Specialties and Specialty Disposables business lines. The Infection Prevention business line includes single-use skin antiseptic and other patient-preparation products and non-dedicated disposable IV infusion administration sets and accessories. The Medical Specialties business line includes interventional specialty products used for biopsy, drainage and other procedures, as well as reusable surgical instruments. The Specialty Disposables business line includes non-dedicated disposable ventilator circuits and oxygen masks used in respiratory therapy.

We evaluate the performance of our operating segments based upon, among other things, segment profit. Segment profit is segment revenue less segment cost of products sold, SG&A expenses, research and development expenses and restructuring and acquisition integration charges. With the exception of testing for goodwill impairment, we do not identify or allocate assets by operating segment; accordingly, certain segment related disclosures with respect to assets have been omitted. See note 10.

The following table presents information about our reportable segments for the fiscal years ended June 30, 2013, 2012 and 2011, net of reclassification adjustments to conform to the current period presentation:

(in millions)	Medical Systems	Procedural Solutions[3]	Total
Fiscal Year 2013:
External Revenues	$2,329	$1,221	$3,550
Depreciation and Amortization	131	53	184
Segment Profit[1]	471	189	660
Fiscal Year 2012:
External Revenues	$2,439	$1,159	$3,598
Depreciation and Amortization	145	53	198
Segment Profit	439	135	574
Fiscal Year 2011:
External Revenues	$2,214	$1,226	$3,440
Depreciation and Amortization	129	57	186
Segment Profit [2]	367	124	491

[1]

During the fiscal year ended June 30, 2013, we recorded a $41 million charge to establish a reserve in connection with the agreement in principle to resolve the previously disclosed government investigations related to prior sales and marketing practices for our ChloraPrep skin preparation product and relationships with healthcare professionals. The agreement in principle remains subject to several conditions, and the amount and timing of the payment are subject to the final terms of the settlement agreement. These amounts have not been allocated to segment results.

[2]

The $13 million net gain on the sale of assets related primarily to the sale of our OnSite Services business ($15 million gain), offset by a post-closing adjustment related to the sale of our Research Services business ($2 million loss), has not been allocated to segment results for the fiscal year ended June 30, 2011. See note 2.

[3]	Segment results for the fiscal years ended June 30, 2012 and 2011, have been adjusted for discontinued operations. See note 2.

A reconciliation of total segment profit to income before income tax is presented below for the fiscal years ended June 30, 2013, 2012, and 2011, net of adjustments for discontinued operations:

(in millions)	2013	2012	2011
Total Segment Profit	$660	$574	$491
Gain on the Sale of Assets	—	—	13
Reserve for Expected Government Settlement	(41)	—	—

Operating Income	619	574	504
Interest Expense and Other, Net	76	87	79

Income Before Income Tax	$543	$487	$425

The following table presents revenue and net property and equipment by geographic area, net of adjustments for discontinued operations:

	Revenue			Property and Equipment, Net
	For Fiscal Year Ended June 30,			June 30,
(in millions)	2013	2012	2011	2013	2012
United States	$2,781	$2,808	$2,776	$304	$323
International	769	790	664	105	108

Total	$3,550	$3,598	$3,440	$409	$431

The following table presents the revenue information for select business lines within each of the segments for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Medical Systems
Dispensing Technologies	$993	$1,038	$910
Infusion Systems	916	955	889
Respiratory Technologies[1]	393	420	391
Other	27	26	24

Total Medical Systems	$2,329	$2,439	$2,214
Procedural Solutions
Infection Prevention	$594	$576	$568
Medical Specialties	344	317	322
Specialty Disposables	283	266	304
Other[2]	—	—	32

Total Procedural Solutions	$1,221	$1,159	$1,226
Total CareFusion	$3,550	$3,598	$3,440

[1]	Includes the respiratory diagnostics product line. See note 1.
[2]	Reflects the divestiture of OnSite Services business. See note 2.